UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-22208

Valued Advisers Trust
(Exact name of registrant as specified in charter)

2960 N. Meridian St.

Indianapolis, IN	46208
(Address of principal executive offices)	(Zip code)

Stephen D. Highsmith, Jr.

Unified Fund Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	01/31

Date of reporting period:	07/31/2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Golub Group Equity Fund

Semi-Annual Report

July 31, 2009

Fund Adviser:

Golub Group, LLC

1850 Gateway Drive, Suite 600

San Mateo, CA 94404

Toll Free (866) 954-6682

TO OUR FELLOW SHAREHOLDERS:

The Golub Group Equity Fund launched on April 1, 2009, and we are pleased to report that the fund has returned 18.8% since inception through July 31, 2009. In comparison, our benchmark, the S&P 500, Index gained 24.7% during the same period. With the benefit of hindsight, we hope to look back and recognize that the market lows reached on March 9, 2009, marked the conclusion of one of the worst bear markets in the last 100 years. While our timing has been fortuitous, it is our long term discipline of investing in high-quality, dividend-paying stocks at attractive valuations that gives us conviction that the fund is well-positioned to build wealth and grow capital for our investors.

During the past 18 months in the financial markets, an array of asset price bubbles, fueled by excessive institutional and consumer leverage, violently and simultaneously burst. The S&P 500 Index fell by greater than 50% from its high. Fear, credit contraction and the resulting need for liquidity reinforced the market declines. Institutional deleveraging was swift and fierce, and nearly all types of investors lost their appetite for risk.

In the ensuing environment in which we now find ourselves, we believe a premium will be placed on those investments that are of the highest quality and have the greatest certainty of producing sustainable cash flows and growing dividend income. We have had no problem populating the portfolio with these types of businesses and most importantly, we have been able to purchase them at valuations that we have not seen in decades. An analysis of our portfolio holdings as of 7/31/09 reveals some compelling comparisons. Relative to their 10-year historical averages, our companies collectively have a price-to-earnings multiple which is 45% lower, a dividend yield which is 76% higher and a free cash flow yield that is 69% higher.

Interestingly, the stock market of late has actually reflected a world where the lowest quality companies have enjoyed the highest returns. It is not atypical for those stocks that fall the most during a stock market decline to rise the most during the initial “snap-back” phase of a market rebound. This is especially the case following short and sharp declines on the order of those we have witnessed in the fourth quarter of last year and early this year. As one would expect, the early leaders also tend to be found in those sectors which also suffered the steepest declines; among them, the financial, consumer discretionary, and real estate sectors – sectors in which we remain largely underrepresented for now. As the market advances, the initial outperformance of those sectors should wane as the rest of the market “catches up,” a phenomenon we expect to unfold over the next several months.

As we’ve recently pointed out to our clients, we do not worry for those of us who remain invested in high-quality, cash-rich, large-cap, blue-chip, dividend-paying companies. Our concern instead lies with those who remain on the sidelines in cash, still caught between a rock and a hard place: on one hand, too fearful to invest; on the other hand, earning meager yields and foregoing the opportunity of earning significantly higher yields in the form of stock dividends and ultimately benefiting from the growth in value of these businesses over the long term.

In closing, we appreciate your confidence in us. The true intent of the Golub Group Equity Fund is to provide a means by which our investors can build their wealth over the long term. We look forward to achieving this with you.

Sincerely,

The Golub Group Investment Committee

Investment Results– (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-954-6682.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Fund commenced operations on April 2, 2009. For performance calculations, the inception date is April 1, 2009, the date the Fund first began to invest in accordance with its stated objective.

*** The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on April 1, 2009 (commencement of Fund operations) and held through July 31, 2009. The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-866-954-6682. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings– (Unaudited)

1As a percentage of net assets.

The Fund invests in a diversified portfolio of common stocks that the Fund’s Adviser, the Golub Group, LLC, determines to be temporarily mispriced by the market.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the entire period from April 2, 2009 (Commencement of Fund operations) to July 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if the short-term redemption fee imposed by the Fund were included, your costs would have been higher.

Golub Group Equity Fund	Beginning Account Value	Ending Account Value July 31, 2009	Expenses Paid During the Period Ended July 31, 2009
Actual*	$1,000.00	$1,188.00	$4.53
Hypothetical**	$1,000.00	$1,018.60	$6.26

*Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 121/365 (to reflect the period since commencement of Fund operations on April 2, 2009).

** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from February 1, 2009 to July 31, 2009. Accordingly, expenses are equal to the Fund’s annualized expense ratio of 1.25% multiplied by the average account value over the six month period, multiplied by 181/365 (to reflect the partial year period).

Golub Group Equity Fund
Schedule of Investments
July 31, 2009
(Unaudited)
	Shares	Value
Common Stocks - 97.59%

Aircraft - 1.49%
Boeing Co./The	2,125	$ 91,184

Aircraft Engines & Engine Parts - 2.98%
United Technologies Corp.	3,350	182,475

Beverages - 8.98%
Coca-Cola Co./The	3,675	183,162
Diageo plc (b)	2,950	184,021
PepsiCo, Inc.	3,225	183,019
		550,202

Biological Products (No Diagnostic Substances) - 3.08%
Amgen, Inc. (a)	3,025	188,488

Cable & Other Pay Television Services - 2.91%
Comcast Corp. - Class A	12,000	178,320

Computer & Office Equipment - 3.11%
Hewlett-Packard Co.	4,400	190,520

Computer Communications Equipment - 3.09%
Cisco Systems, Inc. (a)	8,600	189,286

Construction Machinery & Equipment - 1.69%
Caterpillar, Inc.	2,350	103,541

Electric & Other Services Combined - 2.95%
Exelon Corp.	3,550	180,553

Electromedical & Electrotherapeutic Apparatus - 2.99%
Medtronic, Inc.	5,175	183,299

Electronic & Other Electrical Equipment (No Computer Equipment) - 5.95%
Emerson Electric Co.	4,900	178,262
General Electric Co.	13,925	186,595
		364,857

Fire, Marine & Casualty Insurance - 2.96%
Berkshire Hathaway, Inc. - Class B (a)	57	181,288

Food & Kindred Products - 2.94%
Kraft Foods, Inc. - Class A	6,350	179,959

Medical - Generic Drugs - 2.94%
Teva Pharmaceutical Industries, Ltd. (b)	3,375	180,022

Petroleum Refining - 9.12%
Chevron Corp.	2,700	187,569
ConocoPhillips	4,275	186,860
Exxon Mobil Corp.	2,625	184,774
		559,203
*See accompanying notes which are an integral part of these financial statements

Golub Group Equity Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

	Shares	Value
Common Stocks - 97.59% - continued

Pharmaceutical Preparations - 2.98%
Johnson & Johnson	3,000	$ 182,670

Railroads, Line-Haul Operating - 3.03%
Union Pacific Corp.	3,225	185,502

Retail - Drug Stores & Proprietary Stores - 3.00%
Walgreen Co.	5,925	183,971

Retail - Eating & Drinking Places - 1.55%
Starbucks Corp. (a)	5,375	95,138

Retail - Lumber & Other Building Materials Dealers - 2.98%
Home Depot, Inc./The	7,050	182,877

Semiconductors & Related Devices - 3.04%
Intel Corp.	9,675	186,244

Services - Computer Processing & Data Preparation - 2.96%
Fiserv, Inc. (a)	3,825	181,343

Services - Engineering, Accounting, Research, Management - 2.99%
Paychex, Inc.	6,925	183,512

Services - Prepackaged Software - 2.94%
Microsoft Corp.	7,650	179,928

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.94%
Procter & Gamble Co./The	3,250	180,408

Telephone Communications (No Radio Telephone) - 6.01%
AT&T, Inc.	7,150	187,544
China Mobile Ltd. (b)	3,450	181,021
		368,565

Trucking & Courier Services (No Air) - 2.98%
United Parcel Service, Inc. - Class B	3,400	182,682

Wholesale - Groceries & Related Products - 3.01%
Sysco Corp.	7,775	184,734

TOTAL COMMON STOCKS (Cost $5,345,825)		5,980,771

*See accompanying notes which are an integral part of these financial statements

Golub Group Equity Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)	Shares	Value

Real Estate Investment Trusts - 1.47%
Host Hotels & Resorts, Inc.	9,950	$ 90,346

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $51,329)		90,346

Money Market Securities - 5.07%

Fidelity Institutional Money Market Portfolio, 0.58% (c)	311,041	311,041

TOTAL MONEY MARKET SECURITIES (Cost $311,041)		311,041

TOTAL INVESTMENTS (Cost $5,708,195) - 104.13%		$ 6,382,158

Liabilities in excess of other assets - (4.13)%		(253,394)

TOTAL NET ASSETS - 100.00%		$ 6,128,764

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the rate shown represents the yield at July 31, 2009.

*See accompanying notes which are an integral part of these financial statements

Golub Group Equity Fund
Statement of Assets and Liabilities
July 31, 2009
(Unaudited)

Assets
Investments in securities, at fair value (cost $5,708,195)	$ 6,382,158
Dividends receivable	8,855
Receivable from Adviser (a)	8,097
Receivable for fund shares sold	2,581
Prepaid expenses	1,163
Interest receivable	138
Total assets	6,402,992

Liabilities
Payable for investments purchased	258,999
Payable to administrator, fund accountant, and transfer agent	7,531
Payable to trustees and officers	1,983
Payable to custodian	321
Other accrued expenses	5,394
Total liabilities	274,228

Net Assets	$ 6,128,764

Net Assets consist of:
Paid in capital	$ 5,435,744
Undistributed net investment income (loss)	19,057
Net unrealized appreciation (depreciation) on investments	673,963

Net Assets	$ 6,128,764

Shares outstanding (unlimited number of shares authorized)	515,767

Net Asset Value and offering and redemption price per share	$ 11.88

(a) See Note 4 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements

Golub Group Equity Fund
Statement of Operations
For the period ended July 31, 2009 (a)
(Unaudited)

Investment Income
Dividend income (net of withholding tax of $58)	$ 35,870
Interest income	1,134
Total Investment Income	37,004

Expenses
Investment Adviser fee (b)	14,358
Transfer agent expenses	17,399
Administration expenses	12,522
Fund accounting expenses	8,878
Auditing expenses	5,381
Trustee expenses	3,175
Legal expenses	3,140
Custodian expenses	2,563
Registration expenses	1,337
Pricing expenses	1,077
Miscellaneous expenses	737
24f-2 expenses	343
Printing expenses	180
Total Expenses	71,090
Less: Fees waived and reimbursed by Adviser (b)	(53,143)
Net operating expenses	17,947
Net Investment Income (Loss)	19,057

Realized & Unrealized Gain (Loss) on Investments
Change in unrealized appreciation (depreciation) on investment securities	673,963
Net realized and unrealized gain (loss) on investment securities	673,963
Net increase (decrease) in net assets resulting from operations	$ 693,020

(a) For the period April 2, 2009 (Commencement of Operations) to July 31, 2009.
(b) See Note 4 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements

Golub Group Equity Fund
Statement of Changes In Net Assets	For the
	Period Ended
	July 31, 2009
	(Unaudited)	(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$ 19,057
Change in unrealized appreciation (depreciation) on investment securities	673,963
Net increase (decrease) in net assets resulting from operations	693,020

Capital Share Transactions
Proceeds from shares sold	5,525,024
Amount paid for shares redeemed	(89,280)

Net increase (decrease) in net assets resulting from capital share transactions	5,435,744

Total Increase (Decrease) in Net Assets	6,128,764

Net Assets
Beginning of period	-

End of period	$ 6,128,764

Accumulated net investment income
included in net assets at end of period	$ 19,057

Capital Share Transactions
Shares sold	523,899
Shares repurchased	(8,132)

Net increase (decrease) from capital share transactions	515,767

(a) For the period April 2, 2009 (Commencement of Operations) to July 31, 2009.

*See accompanying notes which are an integral part of these financial statements

Golub Group Equity Fund
Financial Highlights
(For a share outstanding during the period)
	For the
	Period Ended
	July 31, 2009
	(Unaudited)	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment income (loss)	0.04
Net realized and unrealized gain (loss) on investments	1.84
Total from investment operations	1.88

Net asset value, end of period	$ 11.88

Total Return (b)	18.80%	(c)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 6,129
Ratio of expenses to average net assets	1.25%	(d)
Ratio of expenses to average net assets
before waiver and reimbursement	4.95%	(d)
Ratio of net investment income (loss) to
average net assets	1.33%	(d)
Ratio of net investment income (loss) to
average net assets before waiver and reimbursement	(2.37)%	(d)
Portfolio turnover rate	0.00%

(a) For the period April 2, 2009 (Commencement of Operations) to July 31, 2009; except performance calculations which use the inception date of April 1, 2009, the date the Fund first began to invest in its stated objective.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

*See accompanying notes which are an integral part of these financial statements

Golub Group Equity Fund

Notes to the Financial Statements

July 31, 2009

(Unaudited)

NOTE 1.	ORGANIZATION

The Golub Group Equity Fund (the “Fund”) is an open-end diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Trustees. The Fund’s investment adviser is Golub Group, LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes - It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in subchapter M of the Internal Revenue Code of 1986, as amended and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), as of and during the period ended July 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties related to income tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Subsequent events - Pursuant to FASB Statement No. 165, Subsequent events ("FAS 165"), management has evaluated subsequent events through September 29, 2009 and determined there was no material impact on these financial statements.

Golub Group Equity Fund

Notes to the Financial Statements - continued

July 31, 2009

(Unaudited)

NOTE 3.	SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

In accordance with FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. In addition, in April 2009, FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Activity for the Asset or Liability Have Significantly Decreased and Indentifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 further clarifies the requirements of FAS 157. The Fund adopted FAS 157-4 as of July 31, 2009.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service, the security will be classified as a Level 1 security. Sometimes, a preferred security owned by the Fund will be valued by the pricing service with factors other than market quotations. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, exchange-traded funds, and closed-end funds are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Golub Group Equity Fund

Notes to the Financial Statements - continued

July 31, 2009

(Unaudited)

NOTE 3.	SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS -continued

Fixed income securities (corporate bonds, asset-backed securities, U.S. government securities and U.S. government agency securities) are generally valued using market quotations and will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on: (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

The following is a summary of the inputs used at July 31, 2009 in valuing the Fund’s assets carried at fair value:

Golub Group Equity Fund

Notes to the Financial Statements - continued

July 31, 2009

(Unaudited)

NOTE 3.	SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS -continued

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 4.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Trustees. As compensation for its management services, the Golub Group Equity Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the period from April 2, 2009 (commencement of Fund operations) to July 31, 2009, the Adviser earned a fee of $14,358 from the Fund before the reimbursement described below. At July 31, 2009, the Adviser owed the Fund $8,097 for the excess of expenses waived over management fees earned.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.25% of the Fund’s average daily net assets through May 31, 2010. For the period from April 2, 2009 (commencement of Fund operations) to July 31, 2009, the Adviser waived fees and reimbursed expenses of $53,143 to the Fund.

The waiver and/or reimbursement by the Adviser with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitations described above. Fees waived during the period from April 2, 2009 (commencement of Fund operations) to July 31, 2009, totaling $53,143 may be subject to potential recoupment by the Adviser through January 31, 2013.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period from April 2, 2009 (commencement of Fund operations) to July 31, 2009, Unified earned fees of $12,522 for administrative services provided to the Fund. At July 31, 2009, Unified was owed $2,772 from the Fund for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”), and of Unified Financial Securities, Inc., the principal distributor of the Fund. For the period from April 2, 2009 (commencement of Fund operations) to July 31, 2009, the Custodian earned fees of $2,563 for custody services provided to the Fund. At July 31, 2009, the Custodian was owed $321 from the Fund for custody services.

The Trust also retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the period from April 2, 2009 (commencement of Fund operations) to July 31, 2009, Unified earned fees of $9,084 for transfer agent services and $8,315 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. At July 31, 2009, the Fund owed Unified $3,631 for transfer agent services and out-of-pocket expenses. For the period from April 2, 2009 (commencement of Fund operations) to July 31, 2009, Unified earned fees of $8,878 from the Fund for fund accounting services. At July 31, 2009, Unified was owed $1,128 from the Fund for fund accounting services.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”).

Golub Group Equity Fund

Notes to the Financial Statements - continued

July 31, 2009

(Unaudited)

NOTE 4.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Trust and the Distributor have agreed to waive the 12b-1 fees, and the 12b-1 Plan is currently not active.

Unified Financial Securities, Inc. (The “Distributor”) acts as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor during the period from April 2, 2009 (commencement of Fund operations) to July 31, 2009. An officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 5.	INVESTMENTS

For the period ended July 31, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

At July 31, 2009, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

At July 31, 2009, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $5,708,195 for the Fund.

NOTE 6.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Golub Group Equity Fund

Notes to the Financial Statements - continued

July 31, 2009

(Unaudited)

NOTE 7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At July 31, 2009, Charles Schwab, for the benefit of its customers, held 98.55% of the voting securities. As a result, Charles Schwab may be deemed to control the Fund.

NOTE 8.	DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions made by the Golub Group Equity Fund during the period from April 2, 2009 (commencement of Fund operations) to July 31, 2009.

Approval of Investment Advisory Agreement (Unaudited)

The Board reviewed and discussed the approval of the Investment Advisory Agreement between the Trust and Golub as well as the amendments to the various proposed service agreements between the Trust and the service providers. A partner from the Legal Counsel noted that the 1940 Act requires the approval of the investment advisory and distribution agreements between the Trust and its service providers by a majority of the Independent Trustees.

The Board discussed the arrangements between Golub and the Trust with respect to the Golub Group Equity (the “GGE”) Fund. The Board reflected on its discussions with the President of Golub Group, LLC (the “President”) regarding the proposed Investment Advisory Agreement (the “Advisory Agreement”), the Expense Limitation Agreement and the manner in which the President intended to manage the Fund. A partner from the Legal Counsel referred the Board to the Meeting materials, which included, among other things, a memorandum dated December 8, 2008 from Counsel addressing the duties of Trustees regarding the approval of the proposed Advisory Agreement, a letter dated October 28, 2008 from Counsel to Golub and Golub’s responses to that letter, a copy of Golub’s financial statements, a copy of Golub’s Form ADV, a fee comparison analysis for the GGE Fund and comparable mutual funds, and the Advisory Agreement and Expense Limitation Agreement. A partner from the Legal counsel reviewed with the Board the memorandum from Counsel and the proposed Advisory Agreement and Expense Limitation Agreement. He outlined the various factors the Board should consider in deciding whether to approve the Advisory Agreement.

In deciding whether to approve the agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Golub. In this regard, the Board considered the responsibilities Golub would have under the Advisory Agreement. The Board reviewed the services to be provided by Golub to the GGE Fund including, without limitation: Golub’s procedures for formulating investment recommendations and assuring compliance with the GGE Fund’s investment objectives and limitations; the efforts of Golub during the GGE Fund’s start-up phase, its coordination of services for the GGE Fund among the GGE Fund’s service providers, and the anticipated efforts to promote the GGE Fund, grow its assets, and assist in the distribution of GGE Fund shares. The Board considered: Golub’s staffing, personnel, and methods of operating; the education and experience of Golub’s personnel; and Golub’s compliance program, policies, and procedures. After reviewing the foregoing and further information from Golub (e.g., descriptions of Golub’s business, Golub’s compliance programs, and Golub’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by Golub were satisfactory and adequate for the GGE Fund.

Investment Performance of the GGE Fund and Golub. While the GGE Fund had not commenced operations and thus did not have investment performance information to review, the Board considered the investment performance of Golub in managing separate accounts with strategies similar to the strategy that would be followed by the GGE Fund. The Board compared the short and long-term performance of the composite with the performance of funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data (e.g., Morningstar peer group data). The Board noted the overall positive performance that the composite had generally experienced on a short and long-term basis and that the composite performed better than the S&P 500 for the trailing 12 months as of September 30, 2008. After reviewing and discussing the short and long-term investment performance of the composite further, Golub’s experience managing the composite, Golub's historical investment performance, and other relevant factors, the Board concluded, in light of the foregoing factors, that the investment performance of the composite and Golub was satisfactory.

The costs of the services to be provided and profits to be realized by Golub from the relationship with the GGE Fund. In this regard, the Board considered: the financial condition of Golub and the level of commitment to the GGE Fund and Golub by the principals of Golub; the projected asset levels of the GGE Fund; Golub’s payment of startup costs for the GGE Fund; and the overall anticipated expenses of the GGE Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for Golub in managing the GGE Fund, including promotion of Golub’s name and the ability for Golub to place small accounts into the GGE Fund. The Board compared the expected fees and expenses of the GGE Fund (including the management fee) to other funds comparable to the GGE Fund in terms of the type of fund, the style of investment management, the anticipated size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board determined that the GGE Fund’s anticipated expense ratio, in light of the contractual Expense Limitation Agreement, and the management fees were generally comparable to those of similar funds. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Golub by the GGE Fund were fair and reasonable.

The extent to which economies of scale would be realized as the GGE Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the GGE Fund’s investors. In this regard, the Board considered the GGE Fund’s fee arrangements with Golub. The Board noted that the management fee would stay the same as asset levels increased, although it also noted that the shareholders of the GGE Fund would benefit from the Expense Limitation Agreement until the GGE Fund’s expenses fell below the expense cap.

               The Board also noted that the GGE Fund would benefit from economies of scale under its agreements with service providers other than Golub. Following further discussion of the GGE Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the GGE Fund’s fee arrangements with Golub were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by Golub.

Brokerage and portfolio transactions. In regard to brokerage and portfolio transaction, the Board considered Golub’s standards for seeking best execution and the relevancy of those standards to the strategies that would be employed in managing the GGE Fund. After further review, the Board determined that Golub’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory person assigned to the GGE Fund; the basis of decisions to buy or sell securities for the GGE Fund and/or Golub’s other accounts; the method for bunching of portfolio securities transactions; the substance and administration of Golub’s code of ethics and other relevant policies described in Golub’s Form ADV. Following further consideration and discussion, the Board indicated that Golub’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Having considered these factors and additional information provided to the Board in advance of the meeting, the Board of Trustees determined that the Agreement is fair and in the best interests of the Fund and its shareholders and unanimously approved the appointment of the Adviser to serve as the investment adviser to the Fund under the terms and conditions set forth in the Agreement.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended July 30, is available without charge upon request by (1) calling the Fund at (866) 954-6682 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Anthony J. Ghoston

R. Jeffrey Young

Dr. Merwyn R. Vanderlind

OFFICERS

Anthony J. Ghoston, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President

Stephen D. Highsmith, Jr., Treasurer

Heather A. Bonds, Secretary

INVESTMENT ADVISER

Golub Group, LLC

1850 Gateway Drive, Suite 600

San Mateo, CA 94404

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Doughterty, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Husch Blackwell Sanders, LLP

4801 Main Street, Suite 1000

Kansas City, MO 64112

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of September 11, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Valued Advisers Trust

By

*___/s/ Anthony Ghoston___________

Anthony Ghoston, President

Date	10/02/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*____/s/ Anthony Ghoston________________

Anthony Ghoston, President

Date	__10/02/09__________________

By

*______/s/ Stephen D. Highsmith Jr._________

Stephen D. Highsmith, Jr., Treasurer

Date	09/21/09